SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through November 5, 2025, which was the date of the issuance of the consolidated financial statements, and determined that no events would have material impacts on the consolidated financial statements.